NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED MARCH 26, 2019

TO THE PROSPECTUS DATED OCTOBER 31, 2018

1.	Jeffrey Ebert and Wan-Chong Kung are no longer portfolio managers for Nuveen Core Bond Fund. Jason O’Brien will continue to serve as the portfolio manager for the fund.

2.

Jeffrey Ebert and Wan-Chong Kung are no longer portfolio managers for Nuveen Core Plus Bond Fund. Timothy Palmer will continue to serve as a portfolio manager for the fund until July 31, 2019. Douglas Baker will continue to serve as portfolio manager for the fund.

3.	Wan-Chong Kung is no longer a portfolio manager for Nuveen Inflation Protected Securities Fund. Chad Kemper will continue to serve as the portfolio manager for the fund.

4.

Jeffrey Ebert and Marie Newcome are no longer portfolio managers for Nuveen Strategic Income Fund and Kevin Lorenz, William Martin, Katherine Renfrew and Nick Travaglino are added as portfolio managers of the fund. Timothy Palmer will continue to serve as a portfolio manager for the fund until July 31, 2019. Douglas Baker will continue to serve as a portfolio manager for the fund.

William Martin entered the financial services industry in 1993. He joined Nuveen Asset Management, LLC as Managing Director in August 2018 and became Head of Taxable Fixed Income in January 2019. He also serves as Managing Director and Lead Portfolio Manager for Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA. He joined TIAA in 2004.

Katherine Renfrew entered the financial services industry in 1994. She joined Nuveen Asset Management, LLC as Managing Director and Portfolio Manager in October 2018. She also serves as Managing Director and Portfolio Manager for Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA. She joined TIAA in 1997.

Nick Travaglino entered the financial services industry in 1997. He joined Nuveen Asset Management, LLC as Managing Director and Portfolio Manager in October 2018. He also serves as Managing Director and Portfolio Manager for Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA. He joined TIAA in 2014.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-FINCP-0319P

NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED MARCH 26, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 31, 2018

1.	Jeffrey Ebert and Wan-Chong Kung are no longer portfolio managers for Nuveen Core Bond Fund. Jason O’Brien will continue to serve as the portfolio manager for the fund.

2.

Jeffrey Ebert and Wan-Chong Kung are no longer portfolio managers for Nuveen Core Plus Bond Fund. Timothy Palmer will continue to serve as a portfolio manager for the fund until July 31, 2019. Douglas Baker will continue to serve as portfolio manager for the fund.

3.	Wan-Chong Kung is no longer a portfolio manager for Nuveen Inflation Protected Securities Fund. Chad Kemper will continue to serve as the portfolio manager for the fund.

4.

Jeffrey Ebert and Marie Newcome are no longer portfolio managers for Nuveen Strategic Income Fund and Kevin Lorenz, William Martin, Katherine Renfrew and Nick Travaglino are added as portfolio managers of the fund. Timothy Palmer will continue to serve as a portfolio manager for the fund until July 31, 2019. Douglas Baker will continue to serve as a portfolio manager for the fund.

The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees
William Martin*	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	1	$4,161	0	$0
		0	$0	0	$0
		0	$0	0	$0

Katherine Renfrew*	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	2	$660	0	$0
		1	$37	0	$0
		0	$0	0	$0
Nick Travaglino*	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	2	$9,399	0	$0
		0	$0	0	$0
		0	$0	0	$0

*	Began serving as a Portfolio Manager of Nuveen Strategic Income Fund on March 26, 2019. Information provided is as of February 28, 2019.

The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

William Martin**	Nuveen Strategic Income Fund	A

Katherine Renfrew**	Nuveen Strategic Income Fund	A

Nick Travaglino**	Nuveen Strategic Income Fund	A

**	Began serving as a Portfolio Manager of Nuveen Strategic Income Fund on March 26, 2019. Information provided is as of February 28, 2019.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FINCSAI-0319P